U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

          Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.     Name and address of issuer:

       Countrywide Tax-Free Trust
       312 Walnut Street, 21st Floor
       Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:

       Ohio Tax-Free Money Fund Class A
       Ohio Tax-Free Money Fund  Class B
       Tax-Free Money Fund
       California Tax-Free Money Fund
       Florida Tax-Free Money Fund Class A
       Florida Tax-Free Money Fund Class B
       Tax-Free Intermediate Term Fund Class A
       Tax-Free Intermediate Term Fund Class C
       Ohio Insured Tax-Free Fund Class A
       Ohio Insured Tax-Free Fund Class C
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3.     Investment Company Act File Number: 811-3174

       Securities Act File Number: 2-72101
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4.     Last day of fiscal year for which this notice is filed:

       June 30, 1997
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                            [  ]
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6.     Date of termination of issuer's  declaration under rule  24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
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8.     Number and amount of securities  registered  during the fiscal year other than pursuant to rule 24f-2:

       None
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9.     Number and  aggregate  sale price of  securities  sold  during the fiscal year:
                                            NUMBER
                                            OF SHARES     SALE PRICE
                                            ------------  ------------
Ohio Tax-Free Money Fund Class A            572,337,891   $572,337,891
Ohio Tax-Free Money Fund Class B            216,396,635   $216,396,635
Tax-Free Money Fund                          59,171,857   $ 59,171,857
California Tax-Free Money Fund              166,476,608   $166,476,608
Florida Tax-Free Money Fund Class A          57,130,891   $ 57,130,891
Florida Tax-Free Money Fund Class B          38,407,914   $ 38,407,914
Tax-Free Intermediate Term Fund Class A       1,150,995   $ 12,588,991
Tax-Free Intermediate Term Fund Class C         168,900   $  1,847,102
Ohio Insured Tax-Free Fund Class A           14,158,992   $171,413,856
Ohio Insured Tax-Free Fund Class C              135,167   $  1,641,830
                                           ------------- -------------
                  ISSUER TOTALS           1,125,535,850 $1,297,413,575
                                          ============= ==============
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                            NUMBER
                                            OF SHARES    SALE PRICE
                                            -----------  ----------
Ohio Tax-Free Money Fund Class A            572,337,891   $572,337,891
Ohio Tax-Free Money Fund Class B            216,396,635   $216,396,635
Tax-Free Money Fund                          59,171,857   $ 59,171,857
California Tax-Free Money Fund              166,476,608   $166,476,608
Florida Tax-Free Money Fund Class A          57,130,891   $ 57,130,891
Florida Tax-Free Money Fund Class B          38,407,914   $ 38,407,914
Tax-Free Intermediate Term Fund Class A       1,150,995   $ 12,588,991
Tax-Free Intermediate Term Fund Class C         168,900   $  1,847,102
Ohio Insured Tax-Free Fund Class A           14,158,992   $171,413,856
Ohio Insured Tax-Free Fund Class C              135,167   $  1,641,830
                                          ------------  --------------
                  ISSUER TOTALS           1,125,535,850  $1,297,413,575
                                          =============  ==============



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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                             NUMBER
                                             OF SHARES    SALE PRICE
                                             ---------    -----------
Ohio Tax-Free Money Fund Class A             4,862,899    $ 4,862,899
Ohio Tax-Free Money Fund Class B                     0    $         0
Tax-Free Money Fund                            828,537    $   828,537
California Tax-Free Money Fund               1,029,746    $ 1,029,746
Florida Tax-Free Money Fund Class A            675,817    $   675,817
Florida Tax-Free Money Fund Class B                  0    $         0
Tax-Free Intermediate Term Fund Class A        209,803    $ 2,298,321
Tax-Free Intermediate Term Fund Class C         17,517    $   191,889
Ohio Insured Tax-Free Fund Class A             233,941    $ 2,840,761
Ohio Insured Tax-Free Fund Class C              13,108    $   159,120
                                             ---------    -----------
                          ISSUER TOTALS      7,871,368    $12,887,090
                                             =========    ===========
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12. Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):        $ 1,297,413,575
                                                                ---------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):          +    12,887,090
                                                                ---------------
       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                              - 1,308,174,481
                                                                ===============
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable)                      + NONE
                                                                  -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)]
                  (if applicable):                                    2,126,184
                                                                  -------------
   (vi)           Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                               x .0003030303
                                                                  -------------
  (vii)           Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                                     $ 644.30
                                                                  =============



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Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the
                  close of the issuer's fiscal year.  See Instruction C.3.
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13.    Check  box  if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                   [X]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 12, 1997


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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*       /s/ Mark J. Seger
                                       ----------------------------------------
                                        Mark J. Seger, Treasurer
                                       ----------------------------------------
       Date: August 26, 1997
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*      Please print the name and title of the signing officer below the signature.



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                                  Countrywide
                                  -----------
                               INVESTMENTS, INC.

August 21, 1997

Countrywide Tax-Free Trust
312 Walnut Street
Cincinnati, Ohio 45202

Ladies and Gentlemen:

Re:      Rule 24f-2 Notice

I have been requested to render an opinion in connection with the filing by Countrywide Tax-Free Trust (herein referred to as the "Trust"), of a Rule 24f-2 Notice with respect to the fiscal year ended June 30, 1997 (the "Notice").

Reference is made to paragraph 10 of such Notice, wherein the Trust reports the sale of an aggregate of 1,125,535,850 shares of the various series or classes (including the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) during the fiscal year ended June 30, 1997 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and paragraph 11 of such Notice, wherein the Trust reports the aggregate issuance of 7,871,368 shares of such series or classes in connection with dividend reinvestment plans.

I have examined the Agreement and Declaration of Trust of the Trust as amended to date, the Bylaws of the Trust, records of the Trust concerning certain actions by the Trustees of the Trust, the current Prospectuses of the Trust and supplements thereto, and the form of the Rule 24f-2 Notice.

Based upon the foregoing and assuming that all of such shares were sold in accordance with the terms of the Prospectuses in effect at the time of sale, in my opinion the above-mentioned shares of the Trust have been legally issued and are fully paid and nonassessable by the Trust.

I consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the fiscal year ended June 30, 1997, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940.

Very truly yours,

/s/ John F. Splain
John F. Splain
General Counsel

  312 Walnut Street . Cincinnati, Ohio 45202 . 513.629.2000 . 800.543.8721
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